Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Maturities

Future minimum payments under the Company’s non-cancelable leases as of December 31, 2020, are as follows:

Operating
Lease Commitments
Year ended December 31,
2021	$4,528
2022	2,498
2023	2,368
2024	2,439
2025	2,513
Thereafter	11,795
Future minimum lease payments	$26,141